Related Party Transactions (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 19, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Compensation to Chief Executive Officer		$ 407,624	$ 389,153	$ 832,850	$ 740,782	$ 1,889,136	$ 1,345,243
Consulting fees		445,849	492,978	622,813	589,068	871,228	422,771
Clem Tacca [Member]
Consulting fees		120,250	80,488	190,414	160,975
Ascendant SC Pty Ltd [Member]
Consulting fees		44,750	0	44,750	0
Ascendant SC Pty Ltd [Member] | Series G Preferred Stock [Member]
Conversion of debt into shares	$ 25,000
Frank Wilkie [Member]
Consulting fees		25,000	249,500	171,000	150,473
Accrued consulting fees		150,473	249,500	150,473	249,500
Frank Wilkie [Member] | Series G Preferred Stock [Member]
Conversion of debt into shares	$ 224,500
Chief Executive Officer [Member]
Compensation to Chief Executive Officer				500,000	500,000	300,000
Compensation offset against common stock					444,977	1,000,000	1,000,000
Director fees						1,300,000	1,000,000
Chief Executive Officer [Member] | Harold Hansen [Member]
Director fees					0
Director [Member] | Gilmour & Company Pty Ltd [Member]
Director fees		7,500	0	12,500	0
Consulting fees						$ 29,538	$ 17,524
Director [Member] | Matthew Banks [Member]
Director fees		7,500	0	12,500	0
Director [Member] | Harold Hansen [Member]
Director fees		7,500	0	12,500
Director [Member] | Watch Pty Ltd [Member]
Director fees		$ 0	$ 0	$ 4,500	$ 0